Quarterly Report
March 31, 2025
MFS®  Core Equity Portfolio
MFS® Variable Insurance Trust II
RGS-Q1

Portfolio of Investments
3/31/25 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 98.9%
Aerospace & Defense – 1.8%
Boeing Co. (a)	889	$151,619
General Dynamics Corp.	2,876	783,940
General Electric Co.	8,167	1,634,625
Howmet Aerospace, Inc.	8,923	1,157,581
Leidos Holdings, Inc.	6,194	835,818
Standard Aero, Inc. (a)	8,991	239,520
		$4,803,103
Alcoholic Beverages – 0.2%
Constellation Brands, Inc., “A”	2,156	$395,669
Apparel Manufacturers – 0.4%
Deckers Outdoor Corp. (a)	2,953	$330,175
NIKE, Inc., “B”	9,569	607,440
VF Corp.	11,780	182,826
		$1,120,441
Automotive – 1.7%
Aptiv PLC (a)	23,215	$1,381,292
LKQ Corp.	20,218	860,074
Tesla, Inc. (a)	8,757	2,269,464
		$4,510,830
Broadcasting – 1.5%
Omnicom Group, Inc.	4,429	$367,209
Spotify Technology S.A. (a)	3,744	2,059,312
Walt Disney Co.	15,110	1,491,357
		$3,917,878
Brokerage & Asset Managers – 2.0%
Blue Owl Capital, Inc.	16,369	$328,035
Charles Schwab Corp.	13,254	1,037,523
CME Group, Inc.	5,215	1,383,487
KKR & Co., Inc.	13,080	1,512,179
Raymond James Financial, Inc.	3,572	496,186
TPG, Inc.	8,885	421,416
		$5,178,826
Business Services – 4.0%
Accenture PLC, “A”	1,277	$398,475
Equifax, Inc.	2,388	581,621
Fidelity National Information Services, Inc.	8,620	643,742
Fiserv, Inc. (a)	4,872	1,075,884
TransUnion	44,198	3,667,992
TriNet Group, Inc.	40,551	3,213,261
Verisk Analytics, Inc., “A”	3,168	942,860
		$10,523,835
Chemicals – 0.4%
Eastman Chemical Co.	5,335	$470,067
Element Solutions, Inc.	22,625	511,551
		$981,618

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Computer Software – 11.1%
Atlassian Corp. (a)	8,369	$1,775,986
Cadence Design Systems, Inc. (a)	10,086	2,565,172
Check Point Software Technologies Ltd. (a)	1,315	299,715
Elastic N.V. (a)	6,172	549,925
Flywire Corp. (a)	9,115	86,593
Guidewire Software, Inc. (a)	6,147	1,151,702
HubSpot, Inc. (a)	1,366	780,382
Microsoft Corp. (s)	41,675	15,644,378
MongoDB, Inc. (a)	2,646	464,108
nCino, Inc. (a)	8,519	234,017
Okta, Inc. (a)	8,100	852,282
Pegasystems, Inc.	7,422	515,977
Salesforce, Inc.	10,742	2,882,723
SentinelOne, Inc., “A” (a)	24,190	439,774
Thryv, Inc. (a)	14,506	185,822
Tyler Technologies, Inc. (a)	1,204	699,994
		$29,128,550
Computer Software - Systems – 5.2%
Apple, Inc. (s)	39,544	$8,783,909
CDW Corp.	15,921	2,551,499
EPAM Systems, Inc. (a)	3,702	625,046
Insight Enterprises, Inc. (a)	10,685	1,602,643
		$13,563,097
Construction – 1.6%
Builders FirstSource, Inc. (a)	6,970	$870,832
CRH PLC	14,735	1,296,238
Ferguson Enterprises, Inc.	2,784	446,080
Mohawk Industries, Inc. (a)	4,655	531,508
Sherwin-Williams Co.	1,760	614,574
Sun Communities, Inc., REIT	3,784	486,774
		$4,246,006
Consumer Products – 1.4%
Colgate-Palmolive Co.	10,569	$990,315
e.l.f. Beauty, Inc. (a)	4,014	252,039
Kenvue, Inc.	48,493	1,162,862
Newell Brands, Inc.	28,293	175,417
Procter & Gamble Co.	5,812	990,481
		$3,571,114
Consumer Services – 1.2%
Booking Holdings, Inc.	474	$2,183,675
Bright Horizons Family Solutions, Inc. (a)	2,785	353,807
Grand Canyon Education, Inc. (a)	2,769	479,092
		$3,016,574
Containers – 0.2%
Smurfit Westrock PLC	11,629	$524,003
Electrical Equipment – 1.7%
AMETEK, Inc.	6,406	$1,102,729
Amphenol Corp., “A”	18,111	1,187,900
Emerson Electric Co.	10,962	1,201,874
TE Connectivity PLC	3,751	530,091
W.W. Grainger, Inc.	536	529,477
		$4,552,071

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Electronics – 7.6%
Analog Devices, Inc.	8,896	$1,794,056
Applied Materials, Inc.	10,378	1,506,055
Lam Research Corp.	29,267	2,127,711
MACOM Technology Solutions Holdings, Inc. (a)	1,278	128,286
Marvell Technology, Inc.	38,940	2,397,536
Monolithic Power Systems, Inc.	1,166	676,257
NVIDIA Corp.	91,224	9,886,857
NXP Semiconductors N.V.	5,786	1,099,687
Onto Innovation, Inc. (a)	2,517	305,413
		$19,921,858
Energy - Independent – 2.0%
ConocoPhillips	18,634	$1,956,943
Expand Energy Corp.	4,952	551,257
Hess Corp.	10,000	1,597,300
Permian Resources Corp.	29,896	414,059
Phillips 66	2,911	359,450
Valero Energy Corp.	2,555	337,439
		$5,216,448
Energy - Integrated – 1.0%
Exxon Mobil Corp.	22,565	$2,683,655
Energy - Renewables – 0.2%
GE Vernova, Inc.	1,759	$536,988
Engineering - Construction – 0.4%
APi Group, Inc. (a)	17,698	$632,880
Jacobs Solutions, Inc.	3,248	392,651
		$1,025,531
Food & Beverages – 1.7%
Coca-Cola Europacific Partners PLC	12,860	$1,119,206
Mondelez International, Inc.	19,684	1,335,559
PepsiCo, Inc.	12,474	1,870,352
		$4,325,117
Gaming & Lodging – 0.7%
DraftKings, Inc. (a)	8,062	$267,739
Hilton Worldwide Holdings, Inc.	4,887	1,112,037
International Game Technology PLC	12,061	196,112
Viking Holdings Ltd. (a)	3,543	140,834
		$1,716,722
Health Maintenance Organizations – 1.1%
Cigna Group	7,539	$2,480,331
Humana, Inc.	1,892	500,623
		$2,980,954
Insurance – 4.3%
American International Group, Inc.	12,501	$1,086,837
Aon PLC	6,527	2,604,861
Arthur J. Gallagher & Co.	5,243	1,810,093
Assurant, Inc.	2,351	493,122
AXIS Capital Holdings Ltd.	2,776	278,266
Chubb Ltd.	6,686	2,019,105
Corebridge Financial, Inc.	22,497	710,230
Principal Financial Group, Inc.	6,444	543,680
Selective Insurance Group, Inc.	2,703	247,433

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Insurance – continued
Voya Financial, Inc.	7,648	$518,229
Willis Towers Watson PLC	3,097	1,046,631
		$11,358,487
Interactive Media Services – 5.5%
Alphabet, Inc., “A” (s)	47,734	$7,381,586
Meta Platforms, Inc., “A”	12,353	7,119,775
		$14,501,361
Leisure & Toys – 0.5%
Brunswick Corp.	3,160	$170,166
Electronic Arts, Inc.	2,363	341,501
Hasbro, Inc.	5,007	307,880
Take-Two Interactive Software, Inc. (a)	2,966	614,704
		$1,434,251
Machinery & Tools – 3.0%
Crane Co.	4,027	$616,856
Deere & Co.	2,085	978,595
Eaton Corp. PLC	6,022	1,636,960
Nordson Corp.	5,062	1,021,107
Pentair PLC	6,365	556,810
Regal Rexnord Corp.	3,104	353,390
Roper Technologies, Inc.	1,187	699,832
Trane Technologies PLC	3,025	1,019,183
Wabtec Corp.	5,807	1,053,099
		$7,935,832
Major Banks – 3.9%
JPMorgan Chase & Co. (s)	20,996	$5,150,319
Morgan Stanley	13,288	1,550,311
PNC Financial Services Group, Inc.	9,408	1,653,644
Wells Fargo & Co.	25,300	1,816,287
		$10,170,561
Medical & Health Technology & Services – 1.2%
McKesson Corp.	2,600	$1,749,774
Veeva Systems, Inc. (a)	5,449	1,262,152
		$3,011,926
Medical Equipment – 4.2%
Becton, Dickinson and Co.	8,771	$2,009,085
Bio-Techne Corp.	13,218	774,971
Boston Scientific Corp. (a)	19,217	1,938,611
DexCom, Inc. (a)	5,895	402,570
Medtronic PLC	28,544	2,564,964
STERIS PLC	5,279	1,196,485
Waters Corp. (a)	5,617	2,070,258
		$10,956,944
Natural Gas - Pipeline – 0.6%
Cheniere Energy, Inc.	7,223	$1,671,402
Network & Telecom – 0.7%
Motorola Solutions, Inc.	2,210	$967,560
Qualcomm, Inc.	5,115	785,715
		$1,753,275

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Oil Services – 0.2%
Flowco Holdings, Inc., “A” (a)	63	$1,616
TechnipFMC PLC	18,992	601,856
		$603,472
Other Banks & Diversified Financials – 3.6%
American Express Co.	4,416	$1,188,125
First Interstate BancSystem, Inc.	10,706	306,727
Moody's Corp.	2,689	1,252,240
Northern Trust Corp.	4,253	419,559
Pacific Premier Bancorp, Inc.	9,732	207,486
Popular, Inc.	7,581	700,257
United Community Bank, Inc.	10,244	288,164
Visa, Inc., “A”	14,413	5,051,180
		$9,413,738
Pharmaceuticals – 5.7%
AbbVie, Inc.	20,017	$4,193,962
Eli Lilly & Co.	1,811	1,495,723
Johnson & Johnson	26,617	4,414,163
Pfizer, Inc.	99,293	2,516,085
Vertex Pharmaceuticals, Inc. (a)	4,720	2,288,350
		$14,908,283
Pollution Control – 0.3%
GFL Environmental, Inc.	18,297	$883,928
Real Estate – 0.7%
Federal Realty Investment Trust, REIT	9,985	$976,733
Jones Lang LaSalle, Inc. (a)	774	191,882
NNN REIT, Inc.	7,814	333,267
W.P. Carey, Inc., REIT	5,058	319,211
		$1,821,093
Real Estate - Office – 0.2%
Highwoods Properties, Inc., REIT	13,657	$404,794
Real Estate - Storage – 0.5%
Extra Space Storage, Inc., REIT	3,210	$476,653
Rexford Industrial Realty, Inc., REIT	20,009	783,352
		$1,260,005
Restaurants – 1.1%
Aramark	35,481	$1,224,804
Starbucks Corp.	10,566	1,036,419
U.S. Foods Holding Corp. (a)	9,371	613,426
		$2,874,649
Specialty Chemicals – 1.1%
Air Products & Chemicals, Inc.	2,037	$600,752
Corteva, Inc.	11,182	703,683
DuPont de Nemours, Inc.	5,621	419,777
Linde PLC	2,486	1,157,581
		$2,881,793
Specialty Stores – 7.0%
Amazon.com, Inc. (a)(s)	61,506	$11,702,132
BJ's Wholesale Club Holdings, Inc. (a)	21,775	2,484,527
Home Depot, Inc.	8,626	3,161,343

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Specialty Stores – continued
Ross Stores, Inc.	8,605	$1,099,633
		$18,447,635
Telecom - Infrastructure – 0.3%
SBA Communications Corp., REIT	4,113	$904,901
Telecom Services – 1.7%
Comcast Corp., “A”	23,153	$854,346
T-Mobile USA, Inc.	13,368	3,565,379
		$4,419,725
Tobacco – 0.7%
Philip Morris International, Inc.	10,886	$1,727,935
Trucking – 0.4%
J.B. Hunt Transport Services, Inc.	3,431	$507,616
Saia, Inc. (a)	1,374	480,117
		$987,733
Utilities - Electric Power – 2.4%
Constellation Energy	3,410	$687,558
Duke Energy Corp.	6,854	835,983
Evergy, Inc.	4,884	336,752
Exelon Corp.	10,227	471,260
NextEra Energy, Inc.	14,682	1,040,807
PG&E Corp.	85,246	1,464,526
Sempra Energy	9,844	702,468
Xcel Energy, Inc.	9,434	667,833
		$6,207,187
Total Common Stocks		$258,981,798
Mutual Funds (h) – 1.2%
Money Market Funds – 1.2%
MFS Institutional Money Market Portfolio, 4.35% (v)	3,024,083	$3,024,385
Securities Sold Short – (0.1)%
Telecom - Infrastructure – (0.1)%
Crown Castle, Inc., REIT	(2,286)	$(238,270)

Other Assets, Less Liabilities – 0.0%		115,942
Net Assets – 100.0%		$261,883,855
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $3,024,385 and $258,981,798, respectively.
(s)	Security or a portion of the security was pledged to cover collateral requirements for securities sold short.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
REIT	Real Estate Investment Trust
At March 31, 2025, the fund had cash collateral of $5,850 and other liquid securities with an aggregate value of $790,907 to cover any collateral or margin obligations for securities sold short.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
3/31/25 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities and equity securities sold short, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Equity securities sold short, for which there were no sales reported that day, are generally valued at the last quoted daily ask quotation on their primary market or exchange as provided by a third-party pricing service.
Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value.
Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of March 31, 2025 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$258,981,798	$—	$—	$258,981,798
Investment Companies	3,024,385	—	—	3,024,385
Total	$262,006,183	$—	$—	$262,006,183
Securities Sold Short	$(238,270)	$—	$—	$(238,270)
For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers for the period ended March 31, 2025:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$1,376,650	$13,541,785	$11,893,732	$(155)	$(163)	$3,024,385
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$24,823	$—